Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the six months ended December 31, 2021	¥ 4,477	$ 693
2022	9,333	1,445
2023	6,577	1,019
2024	5,381	833
Total	¥ 25,768	$ 3,990